Investment Risks - Potomac Tactically Passive Fund	Feb. 11, 2026
Risks of Exchange Traded Funds
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Risks of Exchange Traded Funds. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Portfolio Turnover Risk
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Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Sector Risk
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Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks
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Management Risks. The Advisor's implementation of the Fund’s strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade will not produce the desired results. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk
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Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Securities Lending Risk
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Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Risks in General
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Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities
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Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Fixed Income Securities
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Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Risks of Small and Medium Capitalization Companies
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Risk [Text Block]	Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks.
Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.